Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000024678 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024678 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024678 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024678 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024678 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024678 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000024678 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024678 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000024678 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024678 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024678 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000024677 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024677 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024677 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000024677 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024677 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024677 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000024677 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000024677 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000024677 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024677 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024677 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000037571 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037571 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037571 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000037571 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000037571 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000037571 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000037571 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000037571 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000037571 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000037571 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000037571 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%